UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
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Check here if Amendment [_]; Amendment Number:
                                               ---------------------------------
  This Amendment (Check only one.):      [_]   is a restatement.
                                         [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Jundt Associates, Inc.
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Address:       301 Carlson Parkway, Suite 120
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               Minnetonka, Minnesota 55305
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Form 13F File Number:  28- 2786
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marcus E. Jundt
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Title:         Vice Chairman
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Phone:         (952) 541-0677
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Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt       Minneapolis, Minnesota       January 11, 2005
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[Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
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Form 13F Information Table Entry Total:  72
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Form 13F Information Table Value Total:  $ 159,901
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                                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                          Voting Authority
                                                                                                   -------------------------------
                                   Title                 Value    Shares/   Sh/   Put/  Invstmt    Other
Name of Issuer                   of class    CUSIP     (x$1000)   Prn Amt   Prn   Call  Dscretn    Managers    Sole   Shared  None
--------------                   --------    -----     --------   -------   ---   ----  -------    --------    ----   ------  ----
ADVANCED NEUROMOD SYS              COM     00757T101      730      18500    SH          Sole                   18500
ALIGN TECHNOLOGY INC COM           COM     016255101     1153     107300    SH          Sole                  107300
AMAZON COM INC COM                 COM     023135106     1112      25100    SH          Sole                   25100
AMGEN INC                          COM     031162100     1379      21500    SH          Sole                   21500
AT RD INC COM                      COM     04648K105      266      38500    SH          Sole                   38500
AVAYA INC COM                      COM     053499109      514      29900    SH          Sole                   29900
AVON PRODS INC COM                 COM     054303102     1022      26400    SH          Sole                   26400
BARD C R INC COM                   COM     067383109      397       6200    SH          Sole                    6200
BED BATH & BEYOND INC              COM     075896100      522      13100    SH          Sole                   13100
BEI TECHNOLOGIES INC COM           COM     05538P104     1967      63700    SH          Sole                   63700
BIOENVISION INC COM                COM     09059N100      969     108200    SH          Sole                  108200
BOSTON SCIENTIFIC CORP COM         COM     101137107     6765     190300    SH          Sole                  190300
CEPHALON                           COM     156708109      249       4900    SH          Sole                    4900
CHARTER COMMUNCTNS DEL CL A        COM     16117m107     8084    3609100    SH          Sole                 3609100
CHEESECAKE FACTORY                 COM     163072101     1213      37350    SH          Sole                   37350
CHICAGO MERCANTIL HLDG CL A        COM     167760107      732       3200    SH          Sole                    3200
CIRRUS LOGIC INC COM               COM     172755100      220      39900    SH          Sole                   39900
COMCAST CORP CL A SPL              COM     20030N200     6394     194700    SH          Sole                  194700
COSTCO WHSL CORP NEW COM           COM     22160k105     3834      79200    SH          Sole                   79200
DIOMED HOLDINGS INC COM NEW        COM     25454R207     1792     414800    SH          Sole                  414800
ECHOSTAR COMMNTNS                  COM     278762109      921      27700    SH          Sole                   27700
ENTRAVISION COMMUNCTNS CL A        COM     29382R107      903     108200    SH          Sole                  108200
ENTREMED INC COM                   COM     29382F103     1413     436000    SH          Sole                  436000
EOG RES INC COM                    COM     26875P101     1142      16000    SH          Sole                   16000
EXELIXIS                           COM     30161Q104     2465     259500    SH          Sole                  259500
GERON CORP                         COM     374163103       85      10700    SH          Sole                   10700
GILEAD SCIENCES INC COM            COM     375558103     1176      33600    SH          Sole                   33600
GOOGLE INC CL A                    COM     38259P508      964       5000    SH          Sole                    5000
HOME DEPOT INC                     COM     437076102      265       6200    SH          Sole                    6200
IMCLONE SYS                        COM     45245W109      581      12600    SH          Sole                   12600
IMMERSION CORP                     COM     452521107    12210    1674885    SH          Sole                 1674885
INSIGHT COMMUNICATIONS CL A        COM     45768V108      121      13000    SH          Sole                   13000
INTRALASE CORP COM                 COM     461169104      937      39900    SH          Sole                   39900
IPASS INC COM                      COM     46261V108     1665     225000    SH          Sole                  225000
ISHARES TR FTSE XNHUA IDX          COM     464287184     5691     102600    SH          Sole                  102600
LILLY ELI & CO                     COM     532457108     3621      63800    SH          Sole                   63800
MEDIACOM COMMUNICATION CL A        COM     58446K105     1778     284400    SH          Sole                  284400
MEDICINES CO                       COM     584688105     1356      47100    SH          Sole                   47100
MEDICIS PHARMACEUTICAL CL A NE     COM     584690309     1022      29100    SH          Sole                   29100
MEDTRONIC                          COM     585055106      934      18800    SH          Sole                   18800
MGI PHARMA INC COM                 COM     552880106      364      13000    SH          Sole                   13000
MICROSOFT CORP                     COM     594918104     2095      78400    SH          Sole                   78400
NET2PHONE COM                      COM     64108N106      374     110000    SH          Sole                  110000
NPS PHARMACEUTICALS                COM     62936P103      205      11200    SH          Sole                   11200
OM GROUP INC COM                   COM     670872100     1319      40700    SH          Sole                   40700
OPENWAVE SYS INC COM               COM     683718308     1237      80000    SH          Sole                   80000
OSCIENT PHARMA CORP COM            COM     68812R105       46      12500    SH          Sole                   12500
SANDISK CORP COM                   COM     80004C101      554      22200    SH          Sole                   22200
SEPRACOR INC                       COM     817315104     9190     154800    SH          Sole                  154800
SPANISH BROADCASTING CL A          COM     846425882     1112     105300    SH          Sole                  105300
SPINNAKER EXPL                     COM     84855W109      666      19000    SH          Sole                   19000
STREETTRACKS GOLD TR GOLD SHS      COM     863307104     1454      33200    SH          Sole                   33200
STRYKER CORP COM                   COM     863667101     1718      35600    SH          Sole                   35600
SYNAPTICS INC COM                  COM     87157D109      538      17600    SH          Sole                   17600
TARGET CORP                        COM     87612e106     2347      45200    SH          Sole                   45200
TELIK INC COM                      COM     87959M109     1604      83800    SH          Sole                   83800
TRANSMETA CORP                     COM     89376R109      469     287700    SH          Sole                  287700
TRANSOCEAN SEDCO FOREX ORD         COM     G90078109      916      21600    SH          Sole                   21600
VARIAN MED SYS INC COM             COM     92220P105      925      21400    SH          Sole                   21400
WAL MART STORES                    COM     931142103     2113      40000    SH          Sole                   40000
WILLIS GROUP HLDGS LTD SHS         COM     G96655108     1503      36500    SH          Sole                   36500
WYETH COM                          COM     983024100      771      18100    SH          Sole                   18100
XM SATELLITE RADIO HLD CL A        COM     983759101    37842    1005907    SH          Sole                 1005907
YOUBET COM INC COM                 COM     987413101      942     186200    SH          Sole                  186200
ZEBRA TECHNOLOGIES CP CL A         COM     989207105     1216      21600    SH          Sole                   21600
ANGIOTECH PHARMACEUTLS             ADR     034918102      571      31000    SH          Sole                   31000
INFOSYS TECH LTD SPONSORED ADR     ADR     456788108      229       3300    SH          Sole                    3300
RESEARCH IN MOTION                 ADR     760975102      387       4700    SH          Sole                    4700
SANOFI AVENTIS SPONSORED ADR       ADR     80105N105     1978      49400    SH          Sole                   49400
SCHLUMBERGER LTD COM               ADR     806857108     3836      57300    SH          Sole                   57300
SUNCOR ENERGY INC COM              ADR     867229106     1667      47100    SH          Sole                   47100
WIPRO LTD SPON ADR 1 SH            ADR     97651M109     1149      46600    SH          Sole                   46600

Totals                                                 159901   11186842                                    11186842